Business Combinations And Capital Reorganization - Summary Of Tabular Form Of Networth Of The Companies As A Result Of Reorganization (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Oct. 01, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Networth Of The Companies As A Result Of Reorganization [Line Items]
Share capital	€ 45,769	€ 44,480	€ 44,430	€ 196
Share premium	378,240	322,391	321,789
Loans and borrowings	(44,359)	(17,577)	(154,680)
Other equity components	10,597	2,601	4,371
Foreign currency translation reserve			118
Total Assets	€ 169,150	€ 131,072	€ 216,028